DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total Revenues	$ 10,029,579	$ 11,094,170
Other
Total Revenues	179,757	14,405
TPT MedTech - Product Revenue
Total Revenues	566,689	0
TPT MedTech
Total Revenues	155,919	30,484
Copperhead Digital
Total Revenues	569,179	39,391
TPT SpeedConnect
Total Revenues	7,579,003	9,958,770
Blue Collar
Total Revenues	1,545,721	1,051,120
Total Services Revenues
Total Revenues	9,460,400	11,054,779
K Telecom
Total Revenues	$ 2,490	$ 39,391